As filed with the U.S. Securities and Exchange Commission on May 11, 2011

Securities Act File No. 333-173286

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre Effective Amendment No.	☐
Post Effective Amendment No. 1	☒

(Check appropriate box or boxes.)

LEGG MASON PARTNERS INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED:

Institutional Shares of Western Asset Institutional Liquid Reserves

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

This Registration Statement will become effective on May 11, 2011, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

55 Water Street

New York, New York 10041

May 11, 2011

Dear Shareholder:

The Board of Trustees of your fund, Western Asset Institutional Money Market Fund, a series of Legg Mason Partners Institutional Trust (the “Trust”), has approved the reorganization of your fund into Western Asset Institutional Liquid Reserves (“Institutional Liquid Reserves”), also an institutional prime money market fund and a series of the Trust, after considering the recommendation of Legg Mason Partners Fund Advisor, LLC, the investment manager to your fund, and concluding that such reorganization would be in the best interests of your fund. The reorganization is expected to occur on or about June 17, 2011. Upon completion of the reorganization, you will become a shareholder of Institutional Liquid Reserves, and you will receive Institutional Shares of Institutional Liquid Reserves equal in value to your shares of your fund. The reorganization is expected to be tax-free to you for federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of the reorganization.

The reorganization does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed information statement/prospectus, which contains information about Institutional Liquid Reserves, outlines the differences between your fund and Institutional Liquid Reserves and provides details about the terms and conditions of the reorganization.

The Board of Trustees of your fund has unanimously approved your fund’s reorganization and believes the reorganization is in the best interests of your fund.

If you have any questions, please call 1-877-721-1926.

Sincerely,

R. Jay Gerken, President

Legg Mason Partners Institutional Trust

1

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed Information Statement/Prospectus describes the contemplated reorganization of your fund into a compatible fund. While we encourage you to read the full text of the enclosed Information Statement/Prospectus, here is a brief overview of the fund reorganization. Please refer to the more complete information about the reorganization contained elsewhere in the Information Statement/Prospectus.

COMMON QUESTIONS ABOUT THE REORGANIZATION

Q.	HOW WILL THE REORGANIZATION AFFECT ME?

A. In connection with the reorganization, your fund’s assets and liabilities will be combined with the assets and liabilities of Western Asset Institutional Liquid Reserves (the “Acquiring Fund”), also an institutional prime money market fund and a series of Legg Mason Partners Institutional Trust, and you will become a shareholder of the Acquiring Fund. You will receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHY IS THE REORGANIZATION OCCURRING?

A. The board (the “Board”) of Legg Mason Partners Institutional Trust and management believe that the reorganization is in the best interests of your fund. Your fund’s assets have declined steadily in recent years, from approximately $3.86 billion in 2007 to approximately $956 million in 2011. The Board and Management believe that the prospects for future growth of your fund are slim. The Board also believes that the reorganization is preferable to terminating your fund, as it will permit shareholders to remain invested in a Legg Mason money market fund with the same or potentially lower fees and expenses. The Board notes that the Acquiring Fund and your fund have had similar average annual performance over the one-, three-, five- and ten-year periods ended December 31, 2010.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED POLICIES SIMILAR TO THOSE OF THE ACQUIRING FUND?

A. Yes. The funds have substantially similar investment objectives and strategies. Each fund is an institutional “prime” money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Each fund may invest in all types of money market instruments, including commercial paper and mortgage- and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, foreign governments and U.S. states and municipalities. Each fund may concentrate in bank obligations. The most significant differences between your fund and the Acquiring Fund are: (i) the Acquiring Fund invests only in securities that, at the time of purchase, are first tier securities, whereas your fund is permitted to invest 3% of its assets in securities that, at the time of purchase, are second tier securities (however, your fund currently invests only in first tier securities); and (ii) the Acquiring Fund is a feeder fund in a master-feeder structure and invests all of its assets in Liquid Reserves Portfolio, a master fund that has the same investment objectives and strategies as the Acquiring Fund, whereas your fund invests directly in portfolio securities. In addition, your fund may invest in mortgage-backed securities as a principal investment strategy, whereas, while the Acquiring Fund also may invest in mortgage-backed securities, it does not do so as a principal investment strategy. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in the Information Statement/Prospectus.

Q.	HOW WILL THE REORGANIZATION AFFECT FUND FEES AND EXPENSES?

A. The reorganization will have the following effects on the fees and expenses of Institutional Shares of your fund:

•

Total annual fund operating expenses (before and after forgone fees and/or expense reimbursements, as applicable) of Institutional Shares of your fund are expected to decrease as a result of the reorganization.

•

The actual management fee of your fund is expected to be lower as a result of the reorganization (the management fee schedules for your fund and the Acquiring Fund are the same, however, the Acquiring Fund is significantly larger than your fund and therefore benefits from breakpoints in the management fee schedule).

Please see “Summary—Comparison of Fees and Expenses” in the Information Statement/Prospectus for a detailed breakdown of the fees and expenses paid by your fund in comparison with those paid by the Acquiring Fund.

Q.	WILL I HAVE TO PAY ANY SALES LOAD, CHARGE OR OTHER COMMISSION IN CONNECTION WITH THE REORGANIZATION?

A. No. No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the reorganization. You will receive Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHAT CLASSES OF SHARES WILL I RECEIVE?

A. You will receive Institutional Shares of the Acquiring Fund, the same class of shares as you hold in your fund.

Q.	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A. Redemptions or exchanges of fund shares that occur before the closing of the reorganization will be processed according to your fund’s policies and procedures in effect at the time of the redemption or exchange.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A. No. You will receive Institutional Shares of the Acquiring Fund, the same class of shares as you hold in your fund with substantially the same privileges.

Your current privilege to exchange Institutional Shares of your fund for Institutional Shares of other money market funds distributed by Legg Mason Investor Services, LLC will not change.

Please see “Summary—Comparison of Sales Loads and Purchase, Redemption and Exchange Policies and Procedures” and “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in the Information Statement/Prospectus.

Q.	CAN I PURCHASE ADDITIONAL SHARES IN MY FUND PRIOR TO THE REORGANIZATION?

A. Yes.

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATION?

A. It is expected that you will not recognize a gain or loss for federal income tax purposes as a direct result of the reorganization. You will receive, in one or more taxable distributions, your share of the net investment income and net capital gain realized in the normal course of your fund’s operations and not previously distributed for taxable years ending on or prior to the Closing Date. You should talk to your tax adviser about any state, local and other tax consequences of your fund’s reorganization.

Q.	WHO WILL PAY FOR THE REORGANIZATION?

A. Estimated costs of the reorganization have been allocated between your fund and the Acquiring Fund as follows: Legal—your fund: $70,000, the Acquiring Fund: $70,000; Audit—your fund: $5,000, the Acquiring Fund: $5,000; and Printing, postage and mailing costs (approximately $5,000)—all allocated to your fund. Your fund’s manager will be responsible for 50% of such fees, costs and expenses allocated to your fund and the Acquiring Fund in connection with the reorganization. Your fund and the Acquiring Fund will be responsible for 50% of the fees, costs and expenses allocated to such fund in connection with the reorganization.

It is not anticipated that any transaction costs will be incurred in connection with the reorganization.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

A. The reorganization of your fund is expected to occur on or about June 17, 2011.

Q.	WHOM DO I CALL IF I HAVE QUESTIONS?

A. If you need more information or have any questions, please call 1-877-721-1926.

INFORMATION STATEMENT/PROSPECTUS

May 11, 2011

INFORMATION STATEMENT FOR:

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Money Market Fund

(the “Target Fund”)

55 Water Street

New York, New York 10041

1-877-721-1926

PROSPECTUS FOR:

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Liquid Reserves

(the “Acquiring Fund”)

(each a “Fund” and, together, the “Funds”)

55 Water Street

New York, New York 10041

1-877-721-1926

Each Fund is a separate series of the Trust, a registered open-end management investment company organized as a Maryland statutory trust. Each Fund is a money market fund. The investment objective, policies and principal investment strategies of the Target Fund are substantially similar to those of the Acquiring Fund. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this combined Information Statement and Prospectus (the “Information Statement/Prospectus”).

This Information Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. A Statement of Additional Information (the “Reorganization SAI”) dated May 11, 2011, relating to this Information Statement/Prospectus and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Information Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the Acquiring Fund at the address listed above or calling 1-877-721-1926.

For more information regarding the Funds, see the Funds’ current prospectuses (the “Prospectuses”) and statements of additional information (the “Fund SAIs”) filed with the SEC on the dates as listed in Appendix A. The Target Fund Prospectus and each Fund SAI are incorporated into this Information Statement/Prospectus by reference. The Prospectus of the Acquiring Fund is not being incorporated by reference.

The audited financial statements and related independent registered public accounting firm’s report for the Target Fund contained in the annual report for the fiscal year ended May 31, 2010 are incorporated herein by reference. The unaudited financial statements for the Target Fund contained in the semi-annual report for the period ended November 30, 2010 are incorporated herein by reference. You may receive without charge a copy of the Prospectus, Fund SAI, and annual and semi-annual report for each Fund by calling 1-877-721-1926, or by writing the Funds at the address listed above.

The financial highlights for the Acquiring Fund contained in the semi-annual report for the fiscal period ended February 28, 2011 are attached to this Information Statement/Prospectus as Appendix C.

In addition, you can copy and review this Information Statement/Prospectus and the complete filing on Form N-14 containing the Information Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) pertaining to the Reorganization accompanies this Information Statement/Prospectus as Appendix B.

The information contained herein concerning the Target Fund has been provided by, and is included herein in reliance upon, the Target Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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I

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Information Statement/Prospectus as Appendix B.

Reorganization

At a meeting held on March 18, 2011, the Board of Trustees (the “Board”) of Legg Mason Partners Institutional Trust (the “Trust”), including all of the Board members who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), unanimously approved the Reorganization Agreement. The Reorganization Agreement provides for:

1. the transfer of all of the assets of the Target Fund, in exchange for the assumption of all of the liabilities of the Target Fund by the Acquiring Fund and for Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund;

2. the distribution of Institutional Shares of the Acquiring Fund to the shareholders of the Target Fund; and

3. the termination of the Target Fund (collectively the “Reorganization”).

The Reorganization Agreement is not subject to approval by the shareholders of the Target Fund. The Reorganization is scheduled to be effective as of the close of business on June 17, 2011, or on such later date as the parties may agree (“Closing Date”). As a result of the Reorganization of the Target Fund, each shareholder holding Institutional Shares of the Target Fund (Institutional Shares are the only outstanding class of shares of the Target Fund) will become the owner of the number of full and fractional Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to that aggregate net asset value of the shareholder’s Target Fund shares as of the close of business on the Closing Date. The Target Fund and the Acquiring Fund are money market funds whose shares are valued at amortized cost. Accordingly, it is expected that the shares you receive in the reorganization will have a net asset value at amortized cost of $1.00 per share. The Funds’ valuation policies are identical. See “Information about the Reorganization” below. For more information about the Institutional Shares of the Target Fund and the Acquiring Fund, see “Summary—Comparison of Sales Loads and Purchase, Redemption and Exchange Policies and Procedures” below and “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” below.

For the reasons set forth below in “Information about the Reorganization—Reasons for the Reorganization and Board Considerations,” the Board, including all of the Independent Board Members, has concluded that participation in the Reorganization of the Target Fund is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board has also approved the Reorganization on behalf of the Acquiring Fund.

It is expected that, subject to the limited exceptions described below under the heading “Information about the Reorganization—Federal Income Tax Consequences,” neither the Target Fund nor its shareholders will recognize gain or loss as a result of the Reorganization, and that the aggregate tax basis of the Acquiring Fund shares received by each Target Fund shareholder will be the same as the aggregate tax basis of the shareholder’s Target Fund shares. For more information, see “Information about the Reorganization—Federal Income Tax Consequences” below.

Target Fund shareholders will receive, in one or more distributions, all of the net investment income and net capital gain realized and not previously distributed for taxable years ending on or prior to the Closing Date. Those distributions will be taxable to you. It is not anticipated that any transaction costs will be incurred in connection with the Reorganization.

Certain Defined Terms Used in this Information Statement/Prospectus

The Target Fund and the Acquiring Fund are each series of the Trust, a Maryland statutory trust. For ease of reference and clarity of presentation, shares of beneficial interest of the Acquiring Fund and Target Fund are hereinafter referred to as “shares,” holders of shares are hereinafter referred to as “shareholders” and the Board of Trustees overseeing the Acquiring Fund and the Target Fund is referred to herein as the “Board.”

Comparison of Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More detailed comparisons of the Funds, including risks, and a chart providing a side-by-side comparison of the Funds and their principal investment strategies and management, appear below in this Information Statement/Prospectus. The investment objective and principal investment strategies of the Acquiring Fund will apply to the combined Fund following the Reorganization. More information can be found in each Fund’s Prospectus and Fund SAI.

The Funds have substantially similar investment objectives. The Target Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Acquiring Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistence with preservation of capital.

The Funds have substantially similar principal investment strategies. Each Fund is an institutional “prime” money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund may invest in all types of money market instruments, including commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, foreign governments and U.S. states and municipalities. Each Fund may concentrate in bank obligations. Each Fund invests in securities that have remaining maturities of 397 days or less. Each Fund also maintains a weighted average maturity of not more than 60 days.

Differences between the Funds include:

•

Each Fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category or, if not rated, are determined by its subadviser to be of equivalent quality. While the Acquiring Fund may invest only in such securities, the Target Fund also is permitted to invest, with respect to not more than 3% of its total assets, in “second tier” securities, that is, securities that are rated, at the time of purchase, in the second highest short-term rating category or, if not rated, are determined by its subadviser to be of equivalent quality. However, the Target Fund does not currently invest in second tier securities and has no intention to invest in second tier securities in the future.

•

The Acquiring Fund is a feeder fund in a master-feeder structure, and invests all of its assets in Liquid Reserves Portfolio, a master fund that has the same investment objectives and strategies as the Acquiring Fund. In contrast, the Target Fund invests directly in portfolio securities.

•

The Target Fund may invest in mortgage-backed securities as a principal investment strategy, whereas, while the Acquiring Fund also may invest in mortgage-backed securities, it does not do so as a principal investment strategy.

•

The Target Fund closes for business and calculates its net asset value at 4:00 p.m. (Eastern time) on each fund business day. The Acquiring Fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day.

Effect on Expenses

As a result of the Reorganization, total gross annual fund operating expenses (before forgone fees and/or expense reimbursements, as applicable) for the Target Fund are expected to decrease from 0.27% to 0.22%. Total net annual operating expenses (after forgone fees and/or expense reimbursements, as applicable) for the Target Fund are expected to decrease from 0.23% to 0.20%. The Board of Trustees of the Funds has approved extension of existing fee waivers for both the Target Fund and the Acquiring Fund through December 31, 2012. Additional voluntary waivers also may apply.

Comparison of Fees and Expenses

The table below compares the fees and expenses of Institutional Shares of the Target Fund to the fees and expenses of Institutional Shares of the Acquiring Fund. Such expenses are taken from each Fund’s current prospectus (dated August 31, 2010 with respect to the Target Fund, and December 31, 2010 with respect to the Acquiring Fund). The table also shows the estimated fees and expenses of Institutional Shares of the combined Fund, on a pro forma basis, for the twelve-month period ended on February 28, 2011. As a general matter, changes (positive or negative) in a Fund’s expense ratio resulting from fluctuations in the Target Fund’s or Acquiring Fund’s net assets will be borne by the shareholders of the applicable Fund and the combined Fund. The actual fees and expenses of the Funds and the combined Fund as of the Closing Date may differ from those reflected in the tables below.

	Pre-Reorganization				Western Asset Institutional Liquid Reserves Pro Forma Combined Fund
	Western Asset Institutional Money Market Fund		Western Asset Institutional Liquid Reserves
	Institutional Shares		Institutional Shares		Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management Fees	0.24	(a)	0.21	(a)	0.21	(a)
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses	0.03		0.01		0.01

Total Annual Fund Operating Expenses	0.27		0.22		0.22

Fees Forgone and/or Expenses Reimbursed	(0.04	)(b)	(0.02	)(b)	(0.02	)(b)
Total Annual Fund Operating Expenses After Forgoing Fees and/or Reimbursing Expenses	0.23	(b)	0.20	(b)	0.20	(b)

(a)

Each Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion and up to and including $2 billion; 0.200% on assets over $2 billion and up to and including $5 billion; 0.175% on assets over $5 billion and up to and including $10 billion; and 0.150% on assets over $10 billion.

(b)

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the total annual operating expenses are not expected to exceed 0.23% for Institutional Shares of the Target Fund, and 0.20% for Institutional Shares of the Acquiring Fund. These arrangements cannot be terminated prior to December 31, 2011 for the Target Fund and December 31, 2012 for the Acquiring Fund without the Board of Trustees’ consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

The following examples help you compare the costs of investing in Institutional Shares of the Target Fund, the Acquiring Fund and the combined Fund with the costs of investing in other mutual funds. The examples assume that: you invest $10,000 for the periods shown, your investment has a 5% return each year, you reinvest all distributions and dividends, each Fund’s operating expenses remain the same and the fees and expenses of the underlying Legg Mason-affiliated funds are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

WITH OR WITHOUT REDEMPTION OF SHARES:

	1 Year	3 Years	5 Years	10 Years
Western Asset Institutional Money Market Fund—Institutional Shares	$24	$83	$148	$339
Western Asset Institutional Liquid Reserves—Institutional Shares	$20	$66	$119	$275
Western Asset Institutional Liquid Reserves Pro Forma Combined Fund —Institutional Shares	$20	$69	$122	$278

The Acquiring Fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the Acquiring Fund and its allocated share of expenses of Liquid Reserves Portfolio.

Comparison of Sales Loads and Purchase, Redemption and Exchange Policies and Procedures

There are no sales loads or contingent deferred sales charges with respect to Institutional Shares of the Target Fund or the Acquiring Fund.

The purchase and sale policies and procedures with respect to Institutional Shares of the Target Fund and Institutional Shares of the Acquiring Fund are almost identical, except that, beginning on or after April 1, 2011, the Acquiring Fund will calculate its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day while the Target Fund closes for business and calculates its net asset value at 4:00 p.m. (Eastern time) on each fund business day. Each Fund may close earlier under certain circumstances.

The minimum investment amounts for Institutional Shares are the same for both the Target Fund and the Acquiring Fund.

The exchange privileges with respect to Institutional Shares of the Target Fund and Institutional Shares of the Acquiring Fund are identical and therefore, the exchange privileges that shareholders of the Target Fund currently have with other money market funds distributed by Legg Mason Investor Services, LLC (“LMIS” or the “distributor”) will not change as a result of the Reorganization.

More information about the sales load, distribution and shareholder servicing arrangements for the shares of the Acquiring Fund and the procedures for making purchases, redemptions and exchanges of shares are set forth in “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” below.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, policies, strategies and principal risks of the Target Fund with the Acquiring Fund is based upon and qualified in its entirety by the disclosure appearing in the Prospectuses (as supplemented) of the Funds. The Prospectuses (as supplemented from time to time) are dated as follows:

Target Fund	Prospectus Dated
Western Asset Institutional Money Market Fund	August 31, 2010

Acquiring Fund	Prospectus Dated
Western Asset Institutional Liquid Reserves	December 31, 2010

The investment objective and principal investment strategies and principal risks of the Acquiring Fund will apply to the combined Fund following the Reorganization with the Target Fund.

Investment objective

The Funds have substantially similar investment objectives. The Target Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Acquiring Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Each Fund’s investment objective may be changed without shareholder approval.

Primary investment policies and strategies

Each Fund is a money market fund, and tries to maintain a share price of $1.00. Each Fund must follow strict rules as to the credit quality, liquidity, maturity and diversification of the Fund’s investments.

Each Fund is an institutional “prime” money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund may invest in all types of money market instruments, including commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, foreign governments and U.S. states and municipalities. Each Fund may concentrate in bank obligations. Each Fund invests in securities that have remaining maturities of 397 days or less. Each Fund also maintains a weighted average maturity of not more than 60 days.

Differences between the principal investment strategies of the Target Fund and those of the Acquiring Fund include:

•

Each Fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category or, if not rated, are determined by its subadviser to be of equivalent quality. While the Acquiring Fund may invest only in such securities, the Target Fund also is permitted to invest, with respect to not more than 3% of its total assets, in “second tier” securities, that is, securities that are rated, at the time of purchase, in the second highest short-term rating category or, if not rated, are determined by its subadviser to be of equivalent quality. However, the Target Fund does not currently invest in second tier securities and has no intention to invest in second tier securities in the future.

•

The Target Fund invests directly in portfolio securities. In contrast, the Acquiring Fund is a feeder fund in a master-feeder structure, and invests all of its assets in Liquid Reserves Portfolio, a master fund that has the same investment objectives and strategies as the Acquiring Fund. The investment strategies and risks of the Acquiring Fund described herein apply to and correspond to those of Liquid Reserves Portfolio.

•

The Target Fund may invest in mortgage-backed securities as a principal investment strategy, whereas, while the Acquiring Fund also may invest in mortgage-backed securities, it does not do so as a principal investment strategy.

Risk factors

Because the Funds have similar investment objectives, principal investment policies and principal investment strategies, the Funds share many of the same risks. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. A Fund could underperform other short-term debt instruments or money market funds.

The following summarizes the principal risks of investing in either of the Funds:

•

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the Fund, or its yield, to decline. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

•

Credit risk. The Target Fund invests exclusively in securities that are rated by one or more rating agencies, when the Fund buys them, in the two highest short-term rating categories or, if not rated, are, in the subadviser’s opinion, of comparable quality. The Acquiring Fund invests exclusively in securities that are rated by one or more rating agencies, when the Fund buys them, in the highest short-term rating categories or, if not rated, are, in the subadviser’s opinion, of comparable quality. With respect to each Fund, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Upon the occurrence of certain triggering events or defaults on a security held by the Fund, or if the portfolio managers believe that an obligor of such a security may have difficulty meeting its obligations, the Fund may obtain a new or restructured security or underlying assets. In that case, the Fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, the Fund may incur expenses to protect the Fund’s interest in securities experiencing these events. Any of these events may cause you to lose money.

•

Yield risk. The Fund invests in short-term money market instruments. As a result, the amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield. Under these new regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

•

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

•

Structured securities risk. The value of a structured security in which the Fund invests depends on the value of the underlying assets and the terms of the particular security. Investment by the Fund in certain structured securities may have the effect of increasing the Fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the Fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the Fund.

•

Risks associated with concentration in the banking industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by the Fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the Fund may involve foreign securities risk.

•

Foreign securities risk. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets may also offer less protection to investors, such as the Fund.

•

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

•

Redemption risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the Fund’s investment manager, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the Fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Side-by-Side Comparison

The following chart shows a side-by-side comparison of the investment objective, principal investment strategies, manager, subadviser and portfolio managers of the Target Fund and the Acquiring Fund. In the chart below, if a row extends across the entire chart, the information disclosed applies to both the Target Fund and the Acquiring Fund. The investment objective, principal investment strategies, manager, subadviser and portfolio managers of the Acquiring Fund described herein apply to and correspond to those of Liquid Reserves Portfolio.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
Investment Objective	The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.	The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Principal Investment Strategies	The Fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities, primarily obligations of U.S. and non-U.S. financial institutions, commercial paper and U.S. government securities.	The Fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The Fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks.

	The Fund may invest in all types of money market instruments, including commercial paper, asset backed commercial paper and other mortgage- and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities.	The Fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short term debt securities.

These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.

	The Fund generally limits foreign investments to U.S. dollar-denominated securities of issuers located in major industrialized countries, although it may invest in fixed time deposits of foreign bank branches located in Grand Cayman and Nassau, The Bahamas.	The Fund generally limits its investments in foreign securities to U.S. dollar-denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the Fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the Fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

More on the Funds’ Investments

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
Money Market Instruments	Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury Obligations	U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically sold at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while bonds have a maturity of over ten years and pay interest semi-annually. Because U.S. Treasury obligations are considered to have very low credit risk, they typically offer lower interest rates than other obligations.

U.S. Government Obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
Structured instruments

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the Fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration	The Fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. Either the principal amount of each bank obligation is fully insured by the Federal Deposit Insurance Corporation or the issuing financial institution has more than $100 million of working capital or more than $1 billion of consolidated assets.

	The Fund may invest up to 5% of its total assets in fixed time deposits (“TDs”) maturing from two business days to seven calendar days. The Fund may also purchase fixed TDs maturing in more than seven calendar days but in less than one year provided, however, that such fixed TDs shall be considered illiquid securities.	Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
When-issued securities, delayed delivery and forward commitment transactions	The Fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The Fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the Fund, making the value of an investment in the Fund more volatile and increasing the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements	In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 5% of the Fund’s total assets.

Reverse repurchase agreements and other borrowings	The Fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the Fund sells securities to a counterparty, in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the Fund for the money borrowed. Although the Fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the Fund more volatile and increase the Fund’s overall investment exposure.

The Fund may borrow money or enter into reverse repurchase agreements with broker/dealers and other financial institutions, including the Fund’s custodian, with respect to up to 10% of its assets in order to facilitate the settlement of fund securities transactions and to meet redemption requests. If the Fund engages in reverse repurchase agreements, or otherwise borrows money, it will not purchase additional securities when outstanding borrowings exceed 5% of its assets.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
Illiquid securities	The Fund may invest up to 5% of the value of its assets in illiquid securities.	The Fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

Defensive investing	The Fund may hold cash uninvested and, if so, the Fund may be subject to risk with respect to the depository institution holding the cash. In addition, the Fund will not earn income on those assets and it will be more difficult for the Fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments	The Fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Investment structure		The Fund does not invest directly in securities but instead invests through Liquid Reserves Portfolio, an underlying mutual fund having the same goals and strategies. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund’s Board believes it to be in the best interests of the Fund’s shareholders. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Shares of the Fund.

Investment Manager/Subadviser	Legg Mason Partners Fund Advisor, LLC/Western Asset Management Company

Portfolio Managers	Stephen A. Walsh, Kevin K. Kennedy and Martin R. Hanley

Fundamental investment policies

There are no material differences between the fundamental investment policies of the Target Fund and those of the Acquiring Fund. The following chart shows a side-by-side comparison of the fundamental investment policies of the Target Fund and the Acquiring Fund. In the chart below, if a row extends across the entire chart, the information disclosed applies to both the Target Fund and the Acquiring Fund. The fundamental investment policies of the Acquiring Fund described herein apply to and correspond to those of Liquid Reserves Portfolio.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
(1)	The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

	Western Asset Institutional Money Market Fund (Target Fund)	Western Asset Institutional Liquid Reserves (Acquiring Fund)
(2)	The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(3)	The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(4)	The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(5)	The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(6)	The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(7)	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that each Fund may invest without limit in obligations issued by banks.	The Fund may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that the Fund may invest at least 25% of its assets in bank obligations issued by domestic banks.

PURCHASES, REDEMPTIONS AND EXCHANGES OF FUND SHARES;

OTHER SHAREHOLDER INFORMATION

This section describes Institutional Shares of the Acquiring Fund and how shareholders may buy and sell Institutional Shares. It also describes how the Acquiring Fund values its securities and the Fund’s policies on frequent trading of Fund shares. This Information Statement/Prospectus describes only Institutional Shares of the Acquiring Fund. The Acquiring Fund also offers Investor Shares, Administrative Shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares, but these share classes are not involved in the Reorganization.

Institutional Shares

Institutional Investors can generally purchase Institutional Shares of the Fund.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the Fund (each called a “Service Agent”)

•	Directly from the Fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment.

Investment Minimum Initial/ Additional Investment
Institutional Shares
General/Institutional Investors purchasing through the Fund	$1 million/$50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	$50,000/$50

Your financial intermediary may impose different investment minimums.

For more information, please contact your financial intermediary, or contact the Fund by phone (1-877-721-1926 or 1-212-857-8181).

Buying shares

Generally

You may buy shares of the Fund on any day that the Fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•    Name of fund being bought

•    Class of shares being bought

•    Dollar amount or number of shares being bought

•    Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

Through the Fund

Investors should contact the Fund at 1-877-721-1926 or 1-212-857-8181 to open an account and make arrangements to buy shares.

For initial purchases, complete and send your account application to the Fund at the following address:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021-2809

Subsequent purchases should be sent to the same address.

Enclose a check to pay for the shares, or arrange for the wiring of federal funds by calling the Fund at

1-877-721-1926 or 1-212-857-8181.

Orders received by telephone after the time at which the Fund makes its final net asset value calculation on a day will not be processed and the investor must resubmit the order on the Fund’s next business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the Fund in good order prior to the Fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the Fund’s close of business on a fund business day (except for telephonic orders made directly with the Fund, which must be resubmitted) will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the Fund or its agents.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Exchanging shares

Generally	You may exchange shares of the Fund for the same class of shares of other Western Asset money market funds made available to you on any day that both the Fund and the fund into which you are exchanging are open for business.

Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•    If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the Fund at 1-877-721-1926 or 1-212-857-8181

•    Exchanges may be made only between accounts that have identical registrations

•    Remember that an exchange is normally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share

•    The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with the Fund, call the Fund at 1-877-721-1926 or 1-212-857-8181.
By mail

Contact your Service Agent or, if you hold shares directly with the Fund, write to the Fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021-2809

Redeeming shares

Generally

You may redeem shares of the Fund on any day that the Fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with the Fund, call the Fund at 1-877-721-1926 or 1-212-857-8181 to redeem shares of the Fund.

Redemption proceeds

If your request is received in good order by your Service Agent or the transfer agent prior to the time that the Fund makes its final net asset value calculation on any day the Fund is open for business (normally 4:00 p.m. (Eastern time)), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through the Fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur transaction costs converting the securities into cash.

By mail

Contact your Service Agent or, if you hold shares directly with the Fund, write to the Fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021-2809

Your written request must provide the following:

•    The fund name, the class of shares being redeemed and your account number

•    The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•    Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the Fund, call the Fund at 1-877-721-1926 or 1-212-857-8181.

Please have the following information ready when you call:

•    Name of fund being redeemed

•    Class of shares being redeemed

•    Account number

If you hold your shares directly with the Fund and your telephonic redemption request is submitted after the time at which the Fund makes its final net asset value calculation, your request will not be accepted and you must resubmit your request on the next business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact the Fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-212-857-8181.

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The Fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the Fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the Fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the Fund’s other exchange and redemption procedures described above under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the Fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Fund nor its agents will bear any liability for these transactions.

The Fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

Signature guarantees

For a redemption request to be in good order, you may be required to include a signature guarantee if you:

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the Fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/mandatory redemptions

The Fund reserves the right to ask you to bring your account up to a minimum investment amount as determined by your Service Agent if the aggregate value of the Fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Fund may close your account and send you the redemption proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. The Fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the Fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the Fund or consult the Acquiring Fund’s SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of Fund shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the Fund’s portfolio, which could detract from the Fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Dividends, distributions and taxes

Dividends and distributions

The Fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the Fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the Fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the Fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the Fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. The Fund uses the amortized cost method to value its portfolio securities. Using this method, the Fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the Fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The Fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The Fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the Fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The Fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the Fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the Fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the Fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

The Fund normally closes for business at 4:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the Fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2011, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on November 25, 2011.

To determine whether the Fund is open for business, please call the Fund at 1-877-721-1926 or 1-212-857-8181 between 8:00 a.m. and 5:30 p.m. (Eastern time). You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix B to this Information Statement/Prospectus. The Reorganization Agreement provides for (1) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption of all of the liabilities of the Target Fund by the Acquiring Fund and for Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund, (2) the distribution of Institutional Shares of the Acquiring Fund to the shareholders of the Target Fund in redemption of the Target Fund shares and (3) the termination of the Target Fund. Subject to the satisfaction of the conditions described below, the Reorganization is scheduled to occur as of the close of business on June 17, 2011, or on such later date as the parties may agree (“Closing Date”).

Shareholders of Institutional Shares of the Target Fund will receive Institutional Shares of the Acquiring Fund in the Reorganization.

The number of full and fractional shares of the Acquiring Fund to be received by the Target Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the shares of the Target Fund held by that shareholder as of the close of regularly scheduled trading on the NYSE on the Closing Date or such later time as the Target Fund’s net asset value is calculated. Because the Target Fund and the Acquiring Fund are both money market funds, shares of each Fund are valued at amortized cost. Accordingly, each Acquiring Fund share that you receive in the Reorganization is expected to have a net asset value at amortized cost of $1.00 per share.

All issued and outstanding shares of the Target Fund will thereafter be redeemed and any share certificates representing shares of the Target Fund will be null and void.

After such distribution, the Target Fund will take all necessary steps under Maryland law, its declaration of trust and any other applicable law to effect its termination.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date if circumstances develop that, in the opinion of the Board of the Target Fund or the Acquiring Fund, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Target Fund and the Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund. The Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Target Fund and the Acquiring Fund, provided, however, that no such amendment shall have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders to the detriment of such shareholders.

Description of the Acquiring Fund’s Shares

Shareholders holding Institutional Shares of the Target Fund will receive Institutional Shares of the Acquiring Fund. Each such share will be fully paid and non-assessable when issued and will have no preemptive or conversion rights. The Acquiring Fund will not issue share certificates.

Transfer of Target Fund assets to Liquid Reserves Portfolio in connection with the Reorganization

As noted above, the Acquiring Fund is a feeder fund in a master-feeder structure. Accordingly, the Acquiring Fund invests all of its assets in Liquid Reserves Portfolio, a master fund that has the same investment objectives and strategies as the Acquiring Fund. As a result, the Acquiring Fund’s assets consist primarily of its interest in Liquid Reserves Portfolio. Immediately prior to the closing of the Reorganization, the Target Fund will transfer substantially all of its assets to Liquid Reserves Portfolio in exchange for an interest in Liquid Reserves Portfolio equal in value to the assets transferred. The Target Fund’s interest in Liquid Reserves Portfolio will therefore be transferred to the Acquiring Fund in the Reorganization.

Reasons for the Reorganization and Board Considerations

The Reorganization was presented to the Target Fund’s Board for consideration at a Board meeting held on March 18, 2011, and was approved at that meeting. Following extensive discussions of the advantages and disadvantages to the Target Fund, based on its evaluation of all material factors, including those described below, the Board, including all of the Independent Board Members, determined that: (1) participation in the Reorganization is in the best interests of the Target Fund; and (2) the Reorganization would not result in the dilution of the interests of the Target Fund’s shareholders. In considering the proposal, the Board did not identify any single factor or piece of information as all-important or controlling.

The Board considered a number of factors prior to approving the Reorganization, including the following:

•	the recommendations of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Reorganization;

•	the potential efficiencies and economies of scale that are expected to result from the Reorganization;

•	the benefits to shareholders of the Target Fund expected to result from the Reorganization;

•

that the Target Fund will pay 50% of the costs and expenses allocated to such Fund in connection with the Reorganization and that LMPFA will pay 50% of the costs and expenses allocated to the Target Fund in connection with the Reorganization;

•	the relative performance histories of the two Funds;

•	the annual fund operating expenses and shareholder fees and services that Target Fund shareholders are expected to pay as shareholders of the Acquiring Fund after the Reorganization;

•	the fact that it is expected that shareholders will not recognize a gain or loss for federal income tax purposes as a direct result of the Reorganization;

•	the similarities and differences in the investment objectives, strategies, policies and risks of the Acquiring Fund and the Target Fund; and

•

the fact that Legg Mason agreed to make a cash contribution to the Target Fund prior to the closing of the Reorganization to the extent necessary to bring the Target Fund’s net asset value at cost up to $1.0000 per share.

The Board considered the benefits to Legg Mason. If the Reorganization is consummated, Legg Mason is expected to achieve higher profitability due to decreased costs. Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines.

The proposed Reorganization was presented to the Board, on behalf of the Acquiring Fund, for consideration at a Board meeting held on March 18, 2011. The Board, on behalf of the Acquiring Fund, including all of the Independent Board Members, determined that: (1) participation in the proposed Reorganization is in the best interests of the Acquiring Fund; and (2) the Reorganization would not result in the dilution of the interests of the Acquiring Fund’s shareholders.

Federal Income Tax Consequences

It is expected that the parties to the Reorganization Agreement (other than LMPFA) will receive an opinion from Bingham McCutchen LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:

(i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund solely in exchange for the Institutional Shares of the Acquiring Fund and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Target Fund;

(iii) the basis in the hands of the Acquiring Fund of the assets transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Target Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

(iv) the holding periods in the hands of the Acquiring Fund of the assets transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized in the Reorganization, will include the periods during which the respective assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(v) no gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund in exchange for the Institutional Shares of the Acquiring Fund and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Target Fund, or upon the distribution of the Institutional Shares of the Acquiring Fund by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code;

(vi) no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for Institutional Shares of the Acquiring Fund as part of the Reorganization;

(vii) the aggregate basis of the Institutional Shares of the Acquiring Fund that each Target Fund shareholder receives in the Reorganization will be the same as the aggregate basis of his or her Target Fund shares exchanged therefor; and

(viii) a Target Fund shareholder’s holding period for his or her Institutional Shares of the Acquiring Fund received in the Reorganization will include the period for which he or she held the Target Fund shares exchanged therefor, provided that he or she held the Target Fund shares as capital assets on the date of the exchange.

The opinion will not express an opinion as to the tax effects to the Target Fund, the Acquiring Fund or the respective shareholders of each of any other transactions undertaken in connection with the Reorganization or of the marking to market of certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization.

Although it is expected that the parties (other than LMPFA) will receive a tax opinion as described above, the Funds may waive the receipt of such an opinion as a condition to the closing of the Reorganization. The parties could, therefore, proceed with the Reorganization even if it does not constitute a “reorganization” for federal income tax purposes. Under such circumstances, the Target Fund would recognize gain or loss, if any, for federal income tax purposes on the transfer of its assets to the Acquiring Fund. Since, however, the aggregate tax basis of the assets of the Target Fund is approximately equal to their aggregate fair market value, it is not expected that any net gain or loss resulting from the Reorganization would be material in amount. Under such circumstances, the shareholders of the Target Fund would also recognize gain or loss, if any, for federal income tax purposes on the exchange of their Target Fund shares for Institutional Shares of the Acquiring Fund, but so long as the Target Fund maintains a stable net asset value of $1.00 per share, such exchange generally would not result in any gain or loss.

While neither of the Funds is aware of any adverse state or local tax consequences of the Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax advisers with respect to such matters.

The Target Fund will declare a dividend or dividends, which together with all previous dividends are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Such dividends will be included in the taxable income of the Target Fund’s shareholders.

Information Regarding Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward net capital losses realized in taxable years that began on or before December 22, 2010 for a period of up to eight taxable years. Unused capital losses realized during taxable years beginning after December 22, 2010 may be carried forward for an unlimited number of taxable years. The Funds are presently entitled to capital loss carryforwards for federal income tax purposes in the amounts set forth below.

The Reorganization will cause the taxable year of the Target Fund to close, which (unless the Reorganization closes on what otherwise would have been the last day of the Target Fund’s taxable year) will accelerate the schedule for expiration of capital loss carryforwards realized in taxable years that began on or before December 22, 2010, and could also result in a net capital loss for the taxable year ending on the Closing Date. In addition, the Reorganization is expected to result in a limitation on the Acquiring Fund’s ability to use carryforwards of the Target Fund and, potentially, to use unrealized capital losses inherent in the tax bases of the assets acquired, if realized within five years of the Closing Date of the Reorganization. Those limitations, imposed by Section 382 of the Code, will apply if, as expected, the shareholders of the Target Fund own less than 50% of the Acquiring Fund immediately after the Reorganization, and will be imposed on an annual basis. The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net asset value of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the Reorganization.

If the Acquiring Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, that gain, to the extent realized within five years of the Reorganization, may not be offset by a carryforward of losses realized prior to the Reorganization (other than a carryforward of that Fund’s own losses) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund involved in the Reorganization.

As of the date of this Information Statement/Prospectus, the product of the long-term tax-exempt rate and the net asset value of the Target Fund is substantially in excess of its unused capital loss carryforwards. As a result, the Section 382 limitation is not expected to be a significant factor in the usability of the Target Fund’s capital loss carryforwards. No assurance can be given as to the net asset value of the Target Fund or the long-term tax-exempt rate that will be in effect at the time of the Reorganization. Even if the Acquiring Fund were able to fully utilize the capital loss carryforwards and unrealized losses of the Target Fund, the tax benefit resulting from those losses would be shared by both the Target Fund and Acquiring Fund shareholders following the Reorganization. Therefore, a Target Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

As of their prior fiscal year ends, the Funds had the following unused capital loss carryforwards:

Target Fund				Acquiring Fund
	Amount of Carryforward		Fiscal Year of Expiration Assuming No Reorganization		Amount of Carryforward	Fiscal Year of Expiration Assuming No Reorganization
	$10,158		05/31/2016		$1,009,991	08/31/2015
	$755,384		05/31/2017		$6,196,833	08/31/2017

Total	$765,542	[1]		Total	$7,206,824

[1]

Legg Mason has agreed to make a capital contribution to the Target Fund prior to the Reorganization such that it is anticipated that the Target Fund will not have any capital loss carryforward as of the date of the Reorganization.

Target Fund

The Reorganization may affect the use of the Target Fund’s loss carryforwards in the following manner: (1) if the Reorganization closes on a date other than the Target Fund’s taxable year-end, it may cause the Target Fund’s capital loss carryforwards that were realized in taxable years beginning on or before December 22, 2010 to expire earlier than the time they otherwise would have expired; (2) the loss carryforwards, to the extent utilizable, will benefit the shareholders of the combined Fund, rather than only the shareholders of the Target Fund; (3) the amount of the Target Fund’s capital loss carryforwards that can be utilized in any taxable year will be limited to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of the Target Fund at the time of Reorganization (approximately $44,000,000 per year based on data as of March 24, 2011) and (4) any losses recognized after the Reorganization that are attributable to depreciation in the Target Fund’s portfolio at the time of the Reorganization may be subject to these same limitations.

Acquiring Fund

The Reorganization would affect the use of the Acquiring Fund’s capital loss carryforwards by benefiting the shareholders of the combined Fund, rather than only the shareholders of the Acquiring Fund.

Information Applicable to Both Funds

The capital loss carryforwards and limitations described above may change significantly between now and the Closing Date, expected to be approximately June 17, 2011. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of either or both of the Funds attributable to taxable years that began on or before December 22, 2010 expiring unused.

TERMINATION OF THE TARGET FUND

If the Reorganization of the Target Fund is effected, the Target Fund will be terminated.

PORTFOLIO SECURITIES

Based on the Funds’ current holdings, it is not anticipated that any holdings in the investment portfolio of the Target Fund will be sold in connection with the Reorganization. Nonetheless, it is possible that there may be some dispositions of the portfolio securities of the Target Fund in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of portfolio securities of the Target Fund may result in a capital gain or loss. In the event of any such repositioning, the associated transaction costs will be borne by the Target Fund. As of the date hereof, the Target Fund is not expected to incur material transaction costs in the event of any repositioning of its portfolio in connection with the Reorganization.

As noted above, immediately prior to the close of the Reorganization, the holdings in the investment portfolio of the Target Fund will be transferred to Liquid Reserves Portfolio, the master fund in which the Acquiring Fund invests all of its investable assets, in exchange for an interest in Liquid Reserves Portfolio equal in value to the assets transferred. Accordingly, the assets that will be transferred by the Target Fund to the Acquiring Fund in the Reorganization will be the Target Fund’s interest in Liquid Reserves Portfolio. No transaction or other costs will be incurred in connection with the Target Fund’s transfer of portfolio holdings to Liquid Reserves Portfolio.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUND

Investment Manager and Subadviser

LMPFA is the Acquiring Fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Fund. As of December 31, 2010, LMPFA’s total assets under management were approximately $190.7 billion.

Western Asset provides the day-to-day portfolio management of the Fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2010, the total assets under management of Western Asset and its supervised affiliates were approximately $453.9 billion.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2010, Legg Mason’s asset management operations had aggregate assets under management of approximately $671.8 billion.

Investment Adviser	Management Fee Rate (percentage of average daily net assets)	Subadviser	Rate Received by Subadviser
LMPFA

0.250% of average daily net assets on the first $1 billion

0.225% on assets over $1 billion and up to and including $2 billion

0.200% on assets over $2 billion and up to and including $5 billion

0.175% on assets over $5 billion and up to and including $10 billion

0.150% on assets over $10 billion

		Western Asset	The subadvisory fee is 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements

For the fiscal year ended August 31, 2010, the Acquiring Fund paid management fees equal to 0.12% of the Fund’s average daily net assets for management services, after waivers and/or reimbursements.

Information about the factors considered by the Board of the Acquiring Fund in approving the investment management agreement with LMPFA and the sub-advisory agreement with Western Asset is contained in the Semi-Annual Report for the Acquiring Fund for the fiscal period ended February 28, 2011.

Certain Legal Proceedings

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the identified Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*    *    *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as Western Asset / CitiSM New York Tax Free Reserves and before that, CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant.

The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about

December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings that was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless of whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of two of the plaintiff’s claims brought pursuant to various provisions of the 1940 Act and Massachusetts state law. With regard to the third claim, a derivative state-law claim for breach of fiduciary duty to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

*    *    *

The foregoing speaks only as of the date of this Information Statement/Prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND

Legg Mason and certain of the Acquiring Fund’s service providers, which include Legg Mason-affiliated service providers, have a financial interest in the Reorganization because their respective fees under agreements with the Acquiring Fund generally increase as the amount of the assets of the Acquiring Fund increases, and the amount of those assets will increase as a result of the Reorganization. However, the increase in assets of the Acquiring Fund is expected to be offset by the concomitant loss of the Target Fund’s assets, resulting in decreases of fees of certain Legg Mason-affiliated service providers to the Target Fund.

Information about the Target Fund and the Acquiring Fund is included in the Funds’ Prospectuses, Fund SAIs and annual reports filed with the SEC and dated as listed in Appendix A. Copies of all these documents, the Reorganization SAI and any subsequently released shareholder reports are available upon request and without charge by calling the Fund at 1-877-721-1926, by writing to Western Asset Money Market Funds, P.O. Box 55214, Boston, MA 02205-8504 or by visiting the funds’ website at www.leggmason.com/individualinvestors.

Both Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information including proxy materials, reports and the Trust’s Declaration of Trust and Bylaws with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Fina ncial Highlights

The most recent fiscal year end of the Target Fund for which financial statements are available is May 31, 2010. The most recent fiscal year end of the Acquiring Fund for which financial statements are available is August 31, 2010.

The financial highlights of the Acquiring Fund contained in Appendix C have been derived, in part, from financial statements audited by KPMG LLP, the Fund’s independent registered public accounting firm. The financial highlights of the Acquiring Fund contained in Appendix C for the six-month period ended February 28, 2011 are unaudited.

Performance of the Funds

Historical performance of each Fund is detailed in Appendix D of this Information Statement/Prospectus.

Distribution Arrangements

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the Target Fund’s and the Acquiring Fund’s sole and exclusive distributor.

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the Acquiring Fund. These payments are not reflected as additional expenses in the fee tables contained in this Information Statement/Prospectus. The recipients of these payments may include the Acquiring Fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the Acquiring Fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Acquiring Fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as the payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the Acquiring Fund on which fees are being charged.

Form of Organization

Each Fund is a series of the Trust, a Maryland statutory trust.

Capitalization

The following table set forth the unaudited capitalization of the Target Fund and the Acquiring Fund as of the date set out below, and on a pro forma basis as of that date, giving effect to the acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund shareholders of the Target Fund will receive on the Closing Date, and the information below should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Pro Forma Combined Capitalization Table

Western Asset Institutional Money Market Fund and

Western Asset Institutional Liquid Reserves

As of February 28, 2011 (Unaudited)

	Western Asset Institutional Money Market Fund[1]	Western Asset Institutional Liquid Reserves	Pro Forma Adjustments	Pro Forma Western Asset Institutional Liquid Reserves Combined Fund
	Institutional Shares	Institutional Shares	Institutional Shares	Institutional Shares
Net Assets	$979,359,217	$7,129,134,137	$(77,500)[2]	$8,108,415,854
Net Asset Value Per Share	$1.00	$1.00	$—	$1.00
Net Shares Outstanding	979,798,138	7,131,946,418	$—	8,111,744,556

[1]

Legg Mason has agreed to make a cash contribution to the Target Fund prior to the closing of the Reorganization to the extent necessary to bring the Target Fund’s net asset value at cost up to $1.0000 per share. The capitalization table above does not reflect such contribution.

[2]	Reflects adjustment for estimated reorganization costs of $77,500.

Dividends and Distributions

Each Fund calculates its net income each business day when it makes its final net asset value calculation. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the Fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Shareholder Communications with the Board

A shareholder who wants to communicate with the Board or any individual Board member should write to his or her Fund to the attention of Robert I. Frenkel, Secretary, 100 First Stamford Place, Stamford, Connecticut 06902. The letter should indicate that you are a Fund shareholder. If the communication is intended for a specific Board member and so indicates, it will be sent only to that Board member. If a communication does not indicate a specific Board member it will be sent to the chair of the governance committee of the Board and the outside counsel to the Independent Board Members for further distribution as deemed appropriate by such persons.

Outstanding Shares

To the knowledge of the Funds, as of April 27, 2011, except as set forth in Appendix E, no person owned beneficially or of record 5% or more of such Fund’s outstanding shares.

To the knowledge of the Funds, as of April 27, 2011, less than 1% of the outstanding shares of each of the Target Fund and the Acquiring Fund were owned directly or beneficially in the aggregate by the Board members and officers of the Target Fund and the Acquiring Fund.

INDEX OF APPENDICES

Appendix A: Dates of Prospectuses, Fund SAIs and Shareholder Reports

Appendix B: Form of Agreement and Plan of Reorganization

Appendix C: Financial Highlights of the Acquiring Fund

Appendix D: Historical Performance for Each Fund

Appendix E: 5% Shareholders of the Target Fund and Acquiring Fund

APPENDIX A

Dates of Prospectuses, Fund Statements of

Additional Information and Shareholder Reports

Fund	Prospectus and Fund SAI Dated	Annual Reports	Semi-Annual Reports
Western Asset Institutional Money Market Fund	August 31, 2010 (Prospectus filed on August 26, 2010; Accession number 0001193125-10-198349) (SAI filed on September 2, 2010; Accession number 0001193125-10-203533)	May 31, 2010 (filed on August 3, 2010; Accession number 0000930413-10-004212)	November 30, 2010 (filed on January 28, 2011; Accession number 0000930413-11-000511)

Western Asset Institutional Liquid Reserves	December 31, 2010 (Prospectus and SAI filed on December 17, 2010; Accession number 0001193125-10-283429) (Prospectus and SAI supplement filed on March 28, 2011; Accession number 0001193125-11-079732)	August 31, 2010 (filed on October 27, 2010; Accession number 0000930413-10-005267)	February 28, 2011 (filed on April 26, 2011; Accession number 0001193125-11-109005)

A-1

APPENDIX B

Form of Agreement and Plan of Reorganization

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [            ] day of [            ], 2011, by and between Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), with its principal place of business at 55 Water Street, New York, New York 10041, on behalf of its series Western Asset Institutional Liquid Reserves (the “Acquiring Fund”), and the Trust, on behalf of its series Western Asset Institutional Money Market Fund (the “Target Fund”), and, solely for purposes of paragraph 10.2 hereof, Legg Mason Partners Fund Advisor, LLC (“LMPFA”).

WHEREAS, each of the Target Fund and the Acquiring Fund is a series of the Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitutes a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Acquiring Fund in exchange solely for Institutional Shares of the Acquiring Fund (the “Acquiring Fund Shares”), as described herein, and the assumption by the Acquiring Fund of all liabilities of the Target Fund, and (2) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund, the redemption of all outstanding shares of the Target Fund (the “Target Fund Shares”) and the termination of the Target Fund as a series of the Trust, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, immediately prior to the actions contemplated by paragraph 1.1 herein, the Target Fund will contribute substantially all of its investable assets to Liquid Reserves Portfolio, an underlying registered investment company through which the Acquiring Fund currently invests in securities, in exchange for an interest in Liquid Reserves Portfolio equal in value to the assets contributed, and such interest in Liquid Reserves Portfolio shall then constitute a property and asset of the Trust attributable to the Target Fund for purposes of this Agreement;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

WHEREAS, in this Agreement, any references to a Fund taking action shall mean and include all necessary actions of the Trust, as applicable, on behalf of a Fund, unless the context of this Agreement or the 1940 Act requires otherwise;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE TARGET FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, ASSUMPTION OF ALL TARGET FUND LIABILITIES AND TERMINATION OF THE TARGET FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Target Fund the number of full and fractional Acquiring Fund Shares corresponding to the Target Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Target Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one Acquiring Fund Share (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Target Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”).

1.2 The property and assets of the Trust attributable to the Target Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Target Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Target Fund, including, without limitation, all indemnification obligations of the Target Fund with respect to the current and former members of the Board and officers of the Trust, whether accrued or contingent, known or unknown, existing at the Valuation Date except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by LMPFA and the Target Fund pursuant to paragraph 10.2 (collectively, “Liabilities”). The Target Fund will sell, assign, convey, transfer and deliver to the Trust, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Target Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Target Fund acquired by the Trust on behalf of the Acquiring Fund.

1.3 The Target Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 The Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Target Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions as may be necessary or appropriate to complete the liquidation of the Target Fund. To complete the liquidation, the Trust, on behalf of the Target Fund, shall (a) distribute to the shareholders of record of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Trust, on behalf of the Target Fund, pursuant to paragraph 1.1, in complete redemption of the Target Fund Shares and (b) terminate the Target Fund as a series of the Trust in accordance with Maryland law. Such distribution and redemption shall be accomplished, with respect to the Target Fund Shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund Shares owned by Target Fund Shareholders on the Closing Date. All issued and outstanding Target Fund Shares will be cancelled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the transfer agent of the Acquiring Fund.

1.7 Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Target Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Target Fund, and after the declaration of any dividends by the Target Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Board. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Target Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Trust adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Trust adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.2 shall be subject to confirmation by the Target Fund’s independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be June 17, 2011, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Target Fund’s net asset value is calculated in accordance with paragraph 2.1 and after the declaration of any dividends. The Closing shall be held at the offices of Bingham McCutchen LLP, One Federal Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets, at the time of the Closing, from the accounts of the Target Fund that the Custodian maintains as custodian for the Target Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Target Fund have been so transferred as of the Closing Date. The Trust, on behalf of the Target Fund, shall deliver to the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that all necessary taxes in connection with the delivery of the Assets of the Target Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct Boston Financial Data Services, in its capacity as transfer agent for the Target Fund (“Transfer Agent”), to deliver to the Trust at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Target Fund Shareholder and the number and percentage ownership of the outstanding class of Target Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Trust, on behalf of the Target Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Target Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.5. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable (in the judgment of the Board), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed in Schedule 4.1 of this Agreement, the Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Fund is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Declaration of Trust, as amended or supplemented (the “Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.1(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Target Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Target Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Trust, on behalf of the Target Fund, will have good title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Fund, will acquire good title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, will not result, in a material violation of Maryland law or of the Charter or the bylaws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Target Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Target Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Target Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Target Fund and, to the Target Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Target Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Target Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. The Trust, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Target Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund as of the last day of and for the most recently completed fiscal year of the Target Fund prior to the date of this Agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Target Fund as at the last day of and for the most recently completed fiscal half year of the Target Fund following the date of the audited annual statements referenced above are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund, and all known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date are disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by shareholders of the Target Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) The Target Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (including the taxable year ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982. The Target Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(m) All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(n) The Target Fund will review its assets to ensure that prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Target Fund, is unsuitable for the Acquiring Fund to acquire.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Target Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The combined information statement and prospectus (“Information Statement”) to be included in the Registration Statement (as defined in paragraph 5.5), insofar as it relates to the Target Fund, from the effective date of the Registration Statement through the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Target Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(q) The Trust, on behalf of the Target Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

4.2 Except as has been fully disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with the power under its Charter to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Target Fund) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Maryland law or the Charter or the bylaws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as of the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquiring Fund as at the last day of and for the most recently completed fiscal half year of the Acquiring Fund following the date of the audited annual statements referenced above are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, and all known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date are disclosed therein.

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982. The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Trust, for the account of the Target Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Trust.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Information Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Trust, on behalf of the Acquiring Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

5. COVENANTS

The Trust, on behalf of the Target Fund and the Acquiring Fund hereby further covenants as follows:

5.1 The Target Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Trust, on behalf of the Target Fund, will assist in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.4 Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 The Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Trust, on behalf of the Target Fund, will provide to the Acquiring Fund such information regarding the Target Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.6 The Trust, on behalf of each of the Acquiring Fund and the Target Fund will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7 The Trust, on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s title to and possession of all the Assets, and to otherwise carry out the intent and purpose of this Agreement.

5.8 The Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain such approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.9 The Trust shall not change the Charter, or the Acquiring Fund’s prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.10 The Target Fund and the Acquiring Fund will each report the Reorganization as a reorganization within the meaning of Section 368(a) of the Code on its federal income tax return for its respective taxable year in which the Reorganization occurs, including filing any and all statements required by Treas. Reg. § 1.368-3.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Trust, on behalf of the Acquiring Fund, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Target Fund shall reasonably request.

6.5 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

7.1 All representations and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Target Fund, on or before the Closing Date.

7.3 The Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust on behalf of the Target Fund. The Trust, on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Trust, on behalf of the Target Fund, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5 The Trust, on behalf of each of the Target Fund and the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to each of the Target Fund and the Acquiring Fund, the Trust shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to the Target Fund or the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund.

8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4 The parties (other than LMPFA) shall have received the opinion of Bingham McCutchen LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Trust, on behalf of each of the Target Fund and the Acquiring Fund, and its authorized officers, for federal income tax purposes: (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (iii) the basis in the hands of the Acquiring Fund of the Assets transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such Assets in the hands of the Target Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer; (iv) the holding periods in the hands of the Acquiring Fund of the Assets transferred to the Acquiring Fund in the Reorganization, other than any Asset with respect to which gain or loss is required to be recognized in the Reorganization, will include the periods during which the respective Assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset); (v) no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Liabilities, or upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in liquidation except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code; (vi) no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares as part of the Reorganization; (vii) the aggregate basis of the Acquiring Fund Shares that each Target Fund shareholder receives in the

Reorganization will be the same as the aggregate basis of his or her Target Fund Shares exchanged therefor; and (viii) a Target Fund shareholder’s holding period for his or her Acquiring Fund Shares received in the Reorganization will include the period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held the Target Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Bingham McCutchen LLP of representations it shall request of the Trust.

8.5 [Reserved.]

8.6 [Reserved.]

8.7 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

9. INDEMNIFICATION

9.1 The Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or the Trust’s officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Trust, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 LMPFA will pay fifty percent of the costs of the Reorganization allocated to the Target Fund and fifty percent of the costs of the Reorganization allocated to the Acquiring Fund, and each of the Target Fund and the Acquiring Fund will pay the remaining fifty percent of the costs of the Reorganization allocated to it, respectively, except that any transaction costs associated with repositioning a Fund’s portfolio in connection with the Reorganization will be borne by that Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in such party’s failure to qualify for tax treatment as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust agrees that it has not, on behalf of either the Acquiring Fund or the Target Fund, made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by the Trust, and the obligations of the Trust, on behalf of the Acquiring Fund and the Target Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of the Board, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund. Any such termination resolution will be effective when communicated to the other party. The obligations of LMPFA set forth in paragraph 10.2 shall survive termination of this Agreement.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Trust at its address set forth in the preamble to this Agreement, to the attention of its President.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Maryland.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 Consistent with the Charter, the obligations of the Trust with respect to each of the Acquiring Fund and the Target Fund, entered into in the name or on behalf of the Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust, personally, but bind only the assets of the Trust belonging to the Acquiring Fund and the Target Fund, and all persons dealing with any series or funds of the Trust must look solely to the assets of the Trust belonging to such series or fund for the enforcement of any claims against the Trust.

[Remainder of page intentionally left blank.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

LEGG MASON PARTNERS INSTITUTIONAL TRUST,

on behalf of its series WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

By:
Name:
Title:

LEGG MASON PARTNERS INSTITUTIONAL TRUST,

on behalf of its series WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

By:
Name:
Title:

Solely for purposes of paragraph 10.2 of the Agreement:

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name:
Title:

SCHEDULE 4.1

[None.]

SCHEDULE 4.2

[None.]

APPENDIX C

Financial Highlights of Western Asset Institutional Liquid Reserves—Institutional Shares

The financial highlights table is intended to help you understand the performance of Institutional Shares for the periods shown. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The audited information in the following tables has been derived from the fund’s and the predecessor fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of the fund’s predecessor. The financial highlights for the six-month period ended February 28, 2011 are unaudited.

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Institutional Shares[1]	2011[2]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001	0.002	0.015	0.039	0.053	0.044
Net realized and unrealized gain (loss)[3]	0.000	0.000	0.000	(0.000)	0.000	(0.000)

Total income from operations	0.001	0.002	0.015	0.039	0.053	0.044

Less distributions from:
Net investment income	(0.001)	(0.002)	(0.015)	(0.039)	(0.053)	(0.044)

Total distributions	(0.001)	(0.002)	(0.015)	(0.039)	(0.053)	(0.044)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.13%	0.22%	1.45%[5]	3.98%[5]	5.38%	4.49%

Net assets, end of period (millions)	$7,130	$6,927	$5,258	$11,281	$16,371	$10,261

Ratios to average net assets:
Gross expenses[6]	0.22%[7]	0.31%[8]	0.35%[8]	0.29%	0.28%[9]	0.31%
Net expenses[6,10,11]	0.15 [7]	0.15 [8]	0.22 [8]	0.10	0.11 [9]	0.13
Net investment income	0.26 [7]	0.22	1.48	4.07	5.25	4.25

[1]	Effective May 31, 2010, Class A shares were renamed Institutional Shares.
[2]	For the six months ended February 28, 2011 (unaudited).
[3]	Amount represents less than $0.0005 per share.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.
[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
[7]	Annualized.
[8]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares will not exceed 0.20% until December 31, 2012 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

C-1

APPENDIX D

Historical Performance for Each Fund

Western Asset Institutional Money Market Fund

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares. The table shows the average annual total returns for Institutional Shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Institutional Shares

Total returns (%)

During the periods shown in the bar chart:

	Quarter Ended	Total Return
Best quarter:	03/31/2001	1.41
Worst quarter:	03/31/2010	0.02

Average annual total returns (For the periods ended December 31, 2010) (%):

	1 year	5 years	10 years
Institutional Shares	0.21	2.76	2.49

D-1

Western Asset Institutional Liquid Reserves

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares). The table shows the average annual total returns for Institutional Shares. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-212-857-8181.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Institutional Shares

Total returns (%)

During the periods shown in the bar chart:

	Quarter Ended	Total Return
Best quarter:	03/31/2001	1.46
Worst quarter:	03/31/2010	0.04

Average annual total returns (For the periods ended December 31, 2010) (%):

	1 year	5 years	10 years
Institutional Shares	0.23	2.84	2.59

D-2

APPENDIX E

5% Shareholders of the Target Fund and Acquiring Fund

To the knowledge of the Funds, as of April 27, 2011, the following persons owned beneficially or of record 5% or more of such Fund’s outstanding shares:

Western Asset Institutional Money Market Fund

Class	Name and Address of Shareholder	Percent Ownership
Institutional Shares	CITIGROUP GLOBAL MARKETS INC 333 WEST 34TH ST 7TH FL NEW YORK NY 10001-2402	93.00%

Western Asset Institutional Liquid Reserves

Class	Name and Address of Shareholder	Percent Ownership
Institutional Shares	CITIGROUP GLOBAL MARKETS INC 333 WEST 34TH ST 7TH FL NEW YORK NY 10001-2402	41.96%

Institutional Shares	HARE & CO ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	9.38%

Institutional Shares	PERSHING LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS ATTN: CASH MANAGEMENT SERVICES 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	6.28%

SVB Securities Institutional Liquid Reserves Shares	PENSON FINANCIAL SERVICES 1700 PACIFIC AVE STE 1400 DALLAS TX 75201-4609	100.00%

SVB Securities Liquid Reserves Shares	PENSON FINANCIAL SERVICES 1700 PACIFIC AVE STE 1400 DALLAS TX 75201-4609	100.00%

E-1

WASX013535

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Liquid Reserves

STATEMENT OF ADDITIONAL INFORMATION

May 11, 2011

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Western Asset Institutional Money Market Fund	Western Asset Institutional Liquid Reserves

55 Water Street New York, New York 10041 1-877-721-1926	55 Water Street New York, New York 10041 1-877-721-1926

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated May 11, 2011, relating specifically to the transfer of all of the assets and the assumption of all of the liabilities of Western Asset Institutional Money Market Fund (the “Target Fund”), a series of Legg Mason Partners Institutional Trust, in exchange for the assumption of all of the Target Fund’s liabilities by, and for shares of, Western Asset Institutional Liquid Reserves (the “Acquiring Fund”), also a series of Legg Mason Partners Institutional Trust, having an aggregate value equal to those of the Target Fund. To obtain a copy of the Information Statement/Prospectus, please write to the Acquiring Fund at the address set forth above or call 1-877-721-1926. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.

GENERAL INFORMATION

The Target Fund’s Board has unanimously approved the Reorganization. The Reorganization does not require shareholder approval. For further information about the Reorganization, see the Information Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Information Statement/Prospectus dated May 11, 2011, consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

The Statement of Additional Information of the Target Fund:

Fund	Date and Filing Date	Accession Number
Western Asset Institutional Money Market Fund	August 31, 2010/September 2, 2010	0001193125-10-203533

The Statement of Additional Information of the Acquiring Fund:

Fund	Date and Filing Date	Accession Number
Western Asset Institutional Liquid Reserves	Statement of Additional Information: December 31, 2010/December 17, 2010 Supplement to Statement of Additional Information: March 28, 2011/March 28, 2011	0001193125-10-283429 0001193125-11-079732

The financial statements of the Target Fund and related independent registered public accounting firm’s report as included in the Fund’s Annual Report filed for the year ended May 31, 2010:

Fund	Year Ended/Filing Date	Accession Number
Western Asset Institutional Money Market Fund	May 31, 2010/August 3, 2010	0000930413-10-004212

The financial statements of the Acquiring Fund and related independent registered public accounting firm’s report as included in the Fund’s Annual Report filed for the year ended August 31, 2010:

Fund	Year Ended/Filing Date	Accession Number
Western Asset Institutional Liquid Reserves	August 31, 2010/October 27, 2010	0000930413-10-005267

The financial statements of the Target Fund as included in the Fund’s Semi-Annual Report filed for the period ended November 30, 2010:

Fund	Period Ended/Filing Date	Accession Number
Western Asset Institutional Money Market Fund	November 30, 2010/January 28, 2011	0000930413-11-000511

The financial statements of the Acquiring Fund as included in the Fund’s Semi-Annual Report filed for the period ended February 28, 2011:

Fund	Period Ended/Filing Date	Accession Number
Western Asset Institutional Liquid Reserves	February 28, 2011/April 26, 2011	0001193125-11-109005

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports to shareholders, for the periods ended May 31, 2010 and November 30, 2010, respectively, for Western Asset Institutional Money Market Fund (the “Target Fund”) and the annual and semi-annual reports to shareholders, for the period ended August 31, 2010 and February 28, 2011, respectively, for Western Asset Institutional Liquid Reserves (the “Acquiring Fund”).

On March 18, 2011, the Board of Legg Mason Partners Institutional Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby the Acquiring Fund will acquire all the assets of, and assume of all of the liabilities of, the Target Fund and the Target Fund will receive Institutional Shares of the Acquiring Fund, to be distributed to the shareholders of the Target Fund in redemption of all of the outstanding Institutional Shares of the Target Fund, and thereafter terminate as a series of the Trust.

The unaudited pro forma information set forth below for the period ended February 28, 2011 is intended to present ratios and supplemental data as if the acquisition of the Target Fund by the Acquiring Fund had been consummated at March 1, 2010.

Legg Mason Partners Fund Advisor, LLC (the “manager”) is the investment manager of each of the Target Fund and the Acquiring Fund. Western Asset Management Company (“Western Asset”) is an investment subadviser of each of the Target Fund and the Acquiring Fund pursuant to separate contracts between Western Asset and the manager with respect to each fund.

The Target Fund and Acquiring Fund have the same distributor, transfer agent and custodian as one another. Each of these service providers has entered into an agreement with the Target Fund and the Acquiring Fund, which governs the provisions of services to such funds. Such agreements have the same terms with respect to each fund.

As of February 28, 2011, the net assets of: (i) the Target Fund were approximately $979,359,217 and (ii) the Acquiring Fund were approximately $7,129,134,137. The net assets of the combined fund as of February 28, 2011 would have been approximately $8,108,493,354.

On a pro forma basis for the twelve-month period ended February 28, 2011, the proposed reorganization would have resulted in the following approximate decreases to expenses charged:

Registration fees	$(23,709)
Audit and tax	$(46,481)
Legal fees	$(42,911)
Custody fees	$(44,549)
Other expenses	$(1,408)

The Acquiring Fund will be the surviving fund for accounting purposes.

No significant accounting policies (including valuation of portfolio securities) will change as a result of the proposed reorganization. Based on the Funds’ current holdings, it is anticipated that no holdings will be sold in connection with the Reorganization. Nonetheless, it is possible that there may be some dispositions of the portfolio securities of the Target Fund in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of portfolio securities of the Target Fund may result in a capital gain or loss. In the event of any such repositioning, the associated transaction costs will be borne by the Target Fund. As of the date hereof, the Target Fund is not expected to incur material transaction costs in the event of any repositioning of its portfolio in connection with the Reorganization.

The Reorganization is expected to be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.	No gain or loss is recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in termination of the Target Fund.

2.	No gain or loss is recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund.

The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

At May 31, 2010, the Target Fund had a capital loss carryforward of $765,542, of which $10,158 expires on May 31, 2016 and $755,384 expires on May 31, 2017. At August 31, 2010, the Acquiring Fund had a capital loss carryforward of $7,206,824, of which $1,009,991 expires on August 31, 2015 and $6,196,833 expires on August 31, 2017.

The Reorganization would impact the use of the Target Fund’s current capital loss carryforwards, all of which at the current time are subject to the eight taxable year expiration referred to above, in the following manner: (1) the expiration date of the carryforwards would realign themselves with the taxable year of the Acquiring Fund; for example, the carryforwards due to expire on May 31, 2017 would expire on August 31, 2016; (2) the carryforwards would benefit the shareholders of the combined Fund, rather than only the shareholders of the Target Fund; and (3) the amount of the carryforwards that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Target Fund at the time of Reorganization (approximately $44,000,000 per year based on data as of March 24, 2011).

The Reorganization would impact the use of the Acquiring Fund’s capital loss carryforwards by benefiting the shareholders of the combined Fund, rather than only the shareholders of the Acquiring Fund.

The capital loss carryforwards and limitations described above may change significantly between now and the Closing Date, expected to be approximately June 17, 2011. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of either or both of the Funds expiring unused.

The Target Fund will pay estimated reorganization costs of $40,000 expected to be incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization whether or not the Reorganization is consummated. This estimate reflects the manager paying 50% of the estimated costs that would otherwise be incurred by the Target Fund. The manager will pay 50% of the Acquiring Fund’s reorganization costs, which are estimated to be $37,500 whether or not the Reorganization is consummated.

PART C:

OTHER INFORMATION

Item 15. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16. Exhibits

Unless otherwise noted, all referenced are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 33-49552 and 811-6740).

(1)	(a)	Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 42”).
	(b)	Form of Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust, effective as of May 31, 2010, and Form of Amended and Restated Designation of Classes, effective August 31, 2010, are incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 26, 2010.

(2)	The Registrant’s By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 42.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

(5)	Not Applicable.

(6)	(a)	Management Agreement between the Registrant, on behalf of Western Asset Institutional Liquid Reserves (formerly Citi Institutional Liquid Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2007 (“Post-Effective Amendment No. 43”).
	(b)	Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Liquid Reserves (formerly Citi Institutional Liquid Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7)	(a)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Western Asset Institutional Liquid Reserves, dated December 1, 2008, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 19, 2009.

(8)	(a)	Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment
No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005.

1

	(b)	Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006.

(9)	(a)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.
	(b)	Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(10)	Form of Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset Institutional Liquid Reserves, is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 17, 2010.

(11)	Opinion and Consent of Venable LLP as to the legality of the securities is filed herewith.

(12)	Form of Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(17)	(a)	Prospectus and SAI of Western Asset Institutional Money Market Fund dated August 31, 2010 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.
	(b)	Prospectus and SAI of Western Asset Institutional Liquid Reserves dated December 31, 2010, each as supplemented, are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.
	(c)	Audited Financials of the Annual Report of Western Asset Institutional Money Market Fund for the fiscal year ended May 31, 2010 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.
	(d)	Audited Financials of the Annual Report of Western Asset Institutional Liquid Reserves for the fiscal year ended August 31, 2010 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.
	(e)	Unaudited Financials of the Semi-Annual Report of Western Asset Institutional Money Market Fund for the fiscal period ended November 30, 2010 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.
	(f)	Unaudited Financials of the Semi-Annual Report of Western Asset Institutional Liquid Reserves for the fiscal period ended February 28, 2011 are filed herewith.
	(g)	Form of Transfer Agency Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon Investment Servicing”) (formerly PNC Global Investment Servicing (U.S.) Inc.) (formerly PFPC Inc.), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).
	(h)	Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31.
	(i)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31.
	(j)	Letter Agreement amending Schedule A to the Transfer Agency Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 22, 2006 (“Post-Effective Amendment No. 35”).
	(k)	Letter Agreement dated April 9, 2007, amending the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 43.

2

(l)	Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 31.
(m)	Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 31.
(n)	Code of Ethics of WAM and certain supervised affiliates dated January 2010 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 26, 2010.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Bingham McCutchen LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 11th day of May, 2011.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series: Western Asset Institutional Liquid Reserves

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	President, Chief Executive Officer and Trustee (Principal Executive Officer)	May 11, 2011

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer (Principal Financial and Accounting Officer)	May 11, 2011

Elliott J. Berv* Elliott J. Berv	Trustee	May 11, 2011

A. Benton Cocanougher* A. Benton Cocanougher	Trustee	May 11, 2011

Jane F. Dasher* Jane F. Dasher	Trustee	May 11, 2011

Mark T. Finn* Mark T. Finn	Trustee	May 11, 2011

Rainer Greeven* Rainer Greeven	Trustee	May 11, 2011

Stephen R. Gross* Stephen R. Gross	Trustee	May 11, 2011

Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	May 11, 2011

Diana R. Harrington* Diana R. Harrington	Trustee	May 11, 2011

Susan M. Heilbron* Susan M. Heilbron	Trustee	May 11, 2011

Susan B. Kerley* Susan B. Kerley	Trustee	May 11, 2011

SIGNATURE	TITLE	DATE

Alan G. Merten* Alan G. Merten	Trustee	May 11, 2011

R. Richardson Pettit* R. Richardson Pettit	Trustee	May 11, 2011

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Amendment to the Registration Statement on Form N-14 of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 11th day of May, 2011.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	President, Chief Executive Officer and Trustee (Principal Executive Officer)	May 11, 2011

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer (Principal Financial and Accounting Officer)	May 11, 2011

Elliott J. Berv* Elliott J. Berv	Trustee	May 11, 2011

A. Benton Cocanougher* A. Benton Cocanougher	Trustee	May 11, 2011

Jane F. Dasher* Jane F. Dasher	Trustee	May 11, 2011

Mark T. Finn* Mark T. Finn	Trustee	May 11, 2011

Rainer Greeven* Rainer Greeven	Trustee	May 11, 2011

Stephen R. Gross* Stephen R. Gross	Trustee	May 11, 2011

Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	May 11, 2011

Diana R. Harrington* Diana R. Harrington	Trustee	May 11, 2011

Susan M. Heilbron* Susan M. Heilbron	Trustee	May 11, 2011

Susan B. Kerley* Susan B. Kerley	Trustee	May 11, 2011

SIGNATURE	TITLE	DATE

Alan G. Merten* Alan G. Merten	Trustee	May 11, 2011

R. Richardson Pettit* R. Richardson Pettit	Trustee	May 11, 2011

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.		EXHIBITS
(11)		Opinion and Consent of Venable LLP as to the legality of the securities

(14)		Consent of Independent Registered Public Accounting Firm

(17	)(f)	Unaudited Financials of the Semi-Annual Report of Western Asset Institutional Liquid Reserves for the fiscal period ended February 28, 2011